PERFORMANCE SHARE UNITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
Disclosure of performance share units activity [Table Text Block]
Number of PSUs

Balance, December 31, 2023 and 2024	-
Issued	800,000
Balance, December 31, 2025	800,000
Unvested	800,000
Vested, December 31, 2025	-